Commitments (Details Narrative) (10-K)				3 Months Ended		12 Months Ended
	Feb. 05, 2018 shares	Dec. 27, 2017 USD ($) shares	Jan. 06, 2017 USD ($) shares	Mar. 31, 2018 USD ($) a shares	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) a shares	Dec. 31, 2016 USD ($)
Lease expiration date				Sep. 30, 2019		Sep. 30, 2019
Lease term				5 years		5 years
Area of land | a				17,640		17,640
Rent expenses				$ 71,736	$ 54,550	$ 242,484	$ 218,997
Company leases outstanding balance				6,074		9,665
Research and development expense				51,878	82,770	231,770	370,625
Cost of goods sold				533,925	1,781,304	5,830,568	5,439,892
Stock compensation expense				$ 500,417		$ 3,287,500	111,000
Number of stock option granted | shares						3,000,000
Mr. Forchic [Member]
Stock compensation expense				$ 534,310
Technology License Agreement [Member]
Research and development expense				0	14,685	$ 100,000	100,000
Cost of goods sold						45,595	41,490
Technology License Agreement [Member] | Third Party Vendor [Member]
Minimum consulting amount				$ 100,000		$ 100,000
Royalty percentage of net sales				7.00%		7.00%
Royalty expenses				$ 1,428,571		$ 1,428,571
Amended Agreement [Member]
Total royalty owed under agreement				$ 140,713		190,713	$ 165,553
Employment Agreement [Member]
Number of shares issued | shares			5,411,765
Number of shares issued, value			$ 2,760,000
Stock compensation expense			$ 300,000		$ 300,000
Employment Agreement [Member] | Mr. Forchic [Member]
Number of shares issued | shares			784,314
Number of shares issued, value			$ 400,000
Cash consideration			100,000
Stock compensation expense			$ 100,000
Number of stock option vested | shares	3,000,000
Four Year Employment Agreement [Member] | Mr.Teeple [Member]
Stock compensation expense						427,500
Number of stock option granted | shares		1,000,000
Number of stock option vested | shares		250,000
Fair value of share grant date		$ 1,710,000
Three Year Employment Agreement [Member]
Amortization expense						$ 1,282,000
Operating Leases [Member]
Lease expiration date				Aug. 31, 2020		Aug. 31, 2020